Share capital - Schedule of Shares Outstanding (Details)	6 Months Ended
	Jun. 30, 2022 shares shares	Dec. 31, 2021 shares
Disclosure of classes of share capital [line items]
Treasury shares held (in shares)	19,247,347	23,134,506
Class A
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	280,750,778	276,863,619
Sale of treasury shares related to share-based compensation (in shares)	3,932,321
Purchase of treasury shares (in shares)	(45,162)
Shares issued and outstanding as of June 30, 2022 (in shares)	299,998,125
Awards granted under various incentive plans not yet exercised or distributed at June 30, 2022 (in shares)	1,678,481
Awards granted under various incentive plans with dilutive effects at June 30, 2022 (in shares)	2,084,045
Class B
Disclosure of classes of share capital [line items]
Number of shares outstanding (in shares)	345,437,500	345,437,500
Sale of treasury shares related to share-based compensation (in shares)	0
Purchase of treasury shares (in shares)	0
Shares issued and outstanding as of June 30, 2022 (in shares)	345,437,500
Awards granted under various incentive plans not yet exercised or distributed at June 30, 2022 (in shares)	0
Awards granted under various incentive plans with dilutive effects at June 30, 2022 (in shares)	6,782,573